Shareholders' Equity - Additional Information (Detail) - USD ($) $ / shares in Units, shares in Thousands			12 Months Ended
	Nov. 19, 2018	May 02, 2016	Dec. 31, 2018	Dec. 31, 2016	Dec. 31, 2017
Equity, Class of Treasury Stock [Line Items]
Common stock, Value authorized			$ 825,000
Common stock, shares authorized			82,500
Common stock, par value (in dollars per share)			$ 0.01		$ 0.01
Shares authorized for future issuance			7,500
Common stock, shares issued			82,500
Common stock, shares outstanding	75,000		75,031
Predecessor
Equity, Class of Treasury Stock [Line Items]
Reverse stock split ratio	0.0001
Common stock, shares authorized					5,000,000
Common stock, shares issued					22,551
Common stock, shares outstanding					21,339
Predecessor | Share Repurchase Program 2014
Equity, Class of Treasury Stock [Line Items]
Cancellation of treasury shares (in shares)				700
Cancellation of treasury shares		$ 30,000,000